DEBT (Details) - USD ($)	1 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Repayments of notes payable						$ 20,000,000.0
Long-term debt		$ 1,653,297,000					$ 1,254,417,000
Debt issuance costs, gross		15,300,000					8,000,000.0
Assets pledged [Abstract]
Vessels and equipment, net		3,344,705,000					$ 2,578,135,000
Golden Ocean
Debt Instrument [Line Items]
Marketable securities, number of securities disposed (in shares)							1,260,358
Proceeds from sale and maturity of marketable securities		$ 5,300,000			$ 3,700,000		$ 7,200,000
Forward contract, number of securities to be repurchased (in shares)		1,300,000			1,300,000		1,300,000
Secured debt, repurchase agreements		$ 5,300,000			$ 3,700,000		$ 7,200,000
Payments to acquire marketable securities		1,600,000			3,500,000
Restricted debt securities		5,200,000
Forecast
Debt Instrument [Line Items]
Proceeds from sale and maturity of marketable securities	$ 1,600,000
March 2020 Sale Leaseback Agreement
Debt Instrument [Line Items]
Sale leaseback agreement, maximum amount					$ 544,000,000.0
Debt instrument, term					7 years
Interest rate amortization profile					17 years 9 months 18 days
March 2020 Sale Leaseback Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					2.30%
Senior unsecured facility $275.0 million
Debt Instrument [Line Items]
Repayments of unsecured debt				$ 60,000,000.0
Maximum borrowing capacity				$ 275,000,000.0
Debt instrument, unused borrowing capacity, amount		$ 215,000,000.0
Nordea $50 million Facility
Debt Instrument [Line Items]
Interest rate amortization profile			20 years
Maximum borrowing capacity			$ 50,000,000.0
Long-term debt			$ 39,000,000.0
Nordea $50 million Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.90%
Credit Suisse Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, term			5 years
Interest rate amortization profile			18 years
Proceeds from issuance of debt			$ 42,900,000
Credit Suisse Senior Secured Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.90%
Credit Agricole Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, term		5 years
Interest rate amortization profile		18 years
Proceeds from issuance of debt		$ 62,500,000
Credit Agricole Senior Secured Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.90%